Document and Entity Information	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	PUBLIX SUPER MARKETS, INC.
Amendment Flag	false
Entity Central Index Key	0000081061